Shareholders’ Equity -Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						12 Months Ended			27 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Equity [Abstract]
Cash dividends declared (in USD per share)	$ 0.02	$ 0.02	$ 0.10	$ 0.10	$ 0.05	$ 0.05	$ 0.02	$ 0.27	$ 0.05	$ 0.34
Distributions to shareholders	$ 4.7	$ 4.7	$ 23.9	$ 23.9	$ 11.9	$ 11.9	$ 4.7	$ 64.4	$ 11.9	$ 81.0